Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001826457
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	MONTE ROSA THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40522
Entity Tax Identification Number	84-3766197
Entity Address, Address Line One	321 Harrison Avenue
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	617
Local Phone Number	949-2643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GLUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false